Consolidated statements of net income (loss) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue (Note 25)
Passenger revenue		R$ 10,907,889	R$ 8,670,132	R$ 6,695,340
Cargo and other revenue		534,428	386,932	1,009,491
Total revenue		11,442,317	9,057,064	7,704,831
Operating expenses
Aircraft fuel		(3,085,603)	(2,644,261)	(1,848,195)
Salaries, wages and benefits		(1,868,402)	(1,413,017)	(1,296,166)
Landing fees		(724,971)	(592,100)	(490,569)
Traffic and customer servicing		(476,481)	(395,394)	(357,841)
Sales and marketing		(444,079)	(368,663)	(309,540)
Maintenance materials and repairs		(354,105)	(250,105)	(484,156)
Depreciation and amortization	[1]	(3,670,884)	(1,284,050)	(1,063,378)
Other operating expenses, net	[1]	(2,013,192)	(915,850)	(612,194)
Total operating expenses		(12,637,717)	(7,863,440)	(6,462,039)
Operating income (loss)		(1,195,400)	1,193,624	1,242,792
Financial result (Note 26)
Financial income		72,071	74,522	128,272
Financial expense		(1,329,524)	(1,094,828)	(1,078,598)
Derivative financial instruments, net		325,452	298,094	(90,171)
Foreign currency exchange, net		(391,905)	(1,306,063)	34,859
Financial result		(1,323,906)	(2,028,275)	(1,005,638)
Result from related parties transactions, net		(16,959)	381,725	176,975
Net income (loss) before income tax and social contribution		(2,536,265)	(452,926)	414,129
Income tax and social contribution (Note 16)		(2,228)	(11,224)	2,875
Deferred income tax and social contribution (Note 16)		135,407	(171,581)	7,509
Net income (loss)		R$ (2,403,086)	R$ (635,731)	R$ 424,513
Common shares [member]
Statement [Line Items]
Diluted net income (loss) per share(Note 22)		R$ (0.09)	R$ (0.03)	R$ 0.02
Basic net income (loss) per share (Note 22)		(0.09)	(0.03)	0.02
Preference shares [member]
Statement [Line Items]
Diluted net income (loss) per share(Note 22)		(7.05)	(1.88)	1.32
Basic net income (loss) per share (Note 22)		R$ (7.05)	R$ (1.88)	R$ 1.35

[1]	Includes non recurring items consisting of impairment chage and one time costs related to the sublease of 53 E195 totalling R$2,873,157 (Note 1).